UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Joseph Benedetti, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York  10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-548-7786

Date of fiscal year end:  1/31

Date of reporting period:  7/1/15– 6/30/16

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03326

Reporting Period: 07/01/2015 - 06/30/2016

Morgan Stanley U.S. Government Money Market Trust

============== Morgan Stanley U.S. Government Money Market Trust ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley U.S. Government Money Market Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer – Office of the Funds

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.